Related Parties Balances and Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Hongtao Shi [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total amount due to related parties	[1]	$ 65,001
Ngat Wong [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total amount due to related parties	[2]	20,600
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total amount due to related parties		$ 85,601		$ 27,962

[1]	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Hongtao Shi for Group’s operation.
[2]	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Ngat Wong for Group’s operation.